Employee Benefits - Summary of Changes in Balances of Vested Stock Options (Detail) - Boa Vista Servicos S.A [member] - shares	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of the period	24,970	24,970	50,014
Cancellation	(24,970)	0	0
Options exercise April/2021	0	0	(25,044)
End of the period	0	24,970	24,970